SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended		1 Months Ended	6 Months Ended		0 Months Ended	1 Months Ended	2 Months Ended
	Aug. 05, 2013	Jul. 10, 2013	Jul. 31, 2013	Jun. 30, 2013	Jun. 30, 2012	Jul. 03, 2013 Dividend Received From Navios Acquistion	Aug. 13, 2013 Dividend Received Navios Partners	Aug. 19, 2013 Dividend Paid	Aug. 26, 2013 Navios Galileo
Subsequent Event [Line Items]
Dividend						$ 3,000	$ 7,342
Vessel Delivery Date									Aug. 26, 2013
Vessel Acquisition Price									17,250
Vessel Year Built									2006
Dividend Paid Per Share								$ 0.06
Dividend Approval Date								Aug. 19, 2013
Dividend Payment Date						Jul. 03, 2013	Aug. 13, 2013	Sep. 26, 2013
Dividend Record Date								Sep. 18, 2013
Vessel Acquisitions
Vessels Acquired	36 dry barges, including an option on the construction of an additional 36 barges under the same terms and conditions		one 2006-built Panamax vessel and three 2005-built Panamax vessels
Acquisition Agreement Date	Aug. 05, 2013		Jul. 09, 2013
Aggregate Puchase Price	19,080		66,000
Payments For Construction In Process			6,600
Deposit Paid, Percentage of Aggregate Purchase Price			10.00%
Vessel Expected Delivery	first quarter of 2014		third quarter of 2013
Business Acquisition
Percentage of Noncontrolling Interest Acquired		49.00%
Additions Investments in Affiliates		$ 750		$ 111,495	$ 1,472
Number of Installments		3
Final Payment Date		Jan. 15, 2014